CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SUMMARY OF CONCENTRATION OF RISK

Concentration risk of accounts and notes receivable from third parties are presented as below:

	As of December 31,
	2024		2025
	RMB		RMB
Company A	9,653	40%	16,070	51%
Company B	-	-	6,004	19%
Company C	4,440	18%	-	-

Concentration risk of accounts receivable from related parties are presented as below:

	As of December 31,
	2024		2025
	RMB		RMB
Xiaomi	591,221	100%	304,078	89%
Foshan Viomi	-	-	36,095	11%

Concentration risk of other receivables from related parties are presented as below:

	As of December 31,
	2024		2025
	RMB		RMB
Xiaomi	100	1%	200	100%
Foshan Viomi	11,134	99%	-	-

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

4.	CONCENTRATION AND RISKS (Continued)

(c)	Revenue concentration risk

	Year ended December 31,
	2023		2024		2025
	RMB		RMB		RMB
Xiaomi	1,292,880	79%	1,752,246	83%	2,174,895	90%